Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Earnings (Loss) Per Share

16 - LOSS PER SHARE

For the purposes of the loss per share computation, the weighted average number of common shares outstanding has been used.

The number of common shares for the prior years have been adjusted to reflect the impact of the share consolidation. The basic and diluted loss per share have been adjusted to reflect the impact of the share consolidation, on the basis of one post-consolidation common share for every twenty pre-consolidation common shares, which was accounted for as a reverse stock split effective on January 19, 2017.

The following securities are considered "in the money" and could potentially dilute the basic earnings per share in the future but have not been included in diluted earnings per share because their effect was negligible or antidilutive:

	March 31, 2018	March 31, 2017	March 31, 2016

Stock options	-	-	-

Total post-consolidation options outstanding at March 31, 2018, 2017 and 2016 were 204,150, 225,500, and 462,105 respectively.